Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 3,667,110	$ 5,738,534	$ 19,629,062	$ 16,502,209
Cost of revenues	2,418,412	3,945,558	12,822,450	11,425,619
Gross profit	1,248,698	1,792,976	6,806,612	5,076,590
Operating expenses:
Selling, general and administrative	4,192,713	3,049,188	15,909,840	9,718,286
Gain on change in fair value of earnout liability			(520,000)
Impairment of goodwill			4,443,000
Total operating expenses			19,832,840	9,718,286
Operating (loss) income	(2,944,015)	(1,256,212)	(13,026,228)	(4,641,696)
Other (expense) income:
Rental income	25,704	25,704	102,815	102,815
Interest expense, net	(723,957)	(124,694)	(1,298,168)	(501,221)
Gain on divestiture	(4,911,760)
Other income			3,054
Total other income (expense)	4,213,507	(98,990)	(1,192,299)	(398,406)
Loss before income taxes	1,269,492	(1,355,202)	(14,218,527)	(5,040,102)
Income tax expense		23,195	(19,547)	303,915
Net income (loss)	1,269,492	(1,378,397)	(14,198,980)	(5,344,017)
Net (loss) income attributable to noncontrolling interests		56,893	(1,269,274)	(13,891)
Net income (loss) attributable to Edison Nation, Inc.	$ 1,269,492	$ (1,435,290)	$ (12,929,706)	$ (5,330,126)
Net income (loss) per share - basic	$ 0.16	$ (0.25)
Net income (loss) per share - diluted	$ 0.13	$ (0.25)
Weighted average number of common shares outstanding - basic	8,181,470	5,661,380
Weighted average number of common shares outstanding - diluted	9,637,421	5,661,380
Net loss per share - basic and diluted			$ (2.36)	$ (1.28)
Weighted average number of common shares outstanding - basic and diluted			6,026,049	4,157,054